UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22642 and 811-22672

Name of Fund:    BlackRock Alternatives Allocation Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Alternatives Allocation Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Core Fund

BlackRock Alternatives Allocation Portfolio LLC (the “Core Fund”) had liquidated all of its portfolio holdings prior to December 31, 2013. As of December 31, 2013, the Core Fund did not have any portfolio holdings.

BLACKROCK ALTERNATIVES ALLOCATION PORTFOLIO LLC	DECEMBER 31, 2013	1

Schedule of Investments December 31, 2013 (Unaudited)	Master Fund
(Percentages shown are based on Members’ Capital)

Portfolio Funds	Value
Event Driven — 5.1%
Pentwater Event Fund, LLC	$1,213,781
Fundamental Long/Short — 20.8%
Myriad Opportunities US Fund, Ltd.	3,044,522
Panning Domestic Fund, LLC	1,872,136

4,916,658
Relative Value — 20.2%
Citadel Global Fixed Income Fund, LLC	2,231,680
Magnetar Capital Fund II, LP	2,530,971

4,762,651
Total Portfolio Funds — 46.1%	10,893,090
Total Long-Term Investments (Cost — $8,937,309) — 46.1%	10,893,090

Short-Term Securities	Shares	Value
Money Market Funds — 1.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.02% (a)(b)	449,655	$449,655
Total Short-Term Securities (Cost — $449,655) — 1.9%		449,655
Total Investments (Cost — $9,386,964*) — 48.0%		11,342,745
Other Assets Less Liabilities — 52.0%		12,299,529

Members’ Capital — 100.0%		$23,642,274

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,386,964

Gross unrealized appreciation	$1,955,781
Gross unrealized depreciation	—

Net unrealized appreciation	$1,955,781

(a)	Represents the current yield as of report date.

(b)	Investments in issuers considered to be an affiliate of the Master Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 1, 2013	Net Activity	Shares Held at December 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	6,840,240	(6,390,585)	449,655	$4,905	$—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs). If the reporting entity has the ability to redeem its investment with a Portfolio Fund at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions, the Master Fund’s investment in the Portfolio Fund will be considered Level 2.

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Fund’s own assumptions used in determining the fair value of investments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term will be considered Level 3.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC	DECEMBER 31, 2013	1

Schedule of Investments (concluded)	Master Fund

The Master Fund’s investments in Portfolio Funds not otherwise traded on an active exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds, it is classified as Level 2; in all other cases it is classified as Level 3.

Changes in valuation techniques and/or redemption features may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Fund’s policy regarding valuation of investments, please refer to the Master Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Event Driven	—	—	$1,213,781	$1,213,781
Fundamental Long/Short	—	—	4,916,658	4,916,658
Relative Value	—	—	4,762,651	4,762,651
Short Term Securities:
Money Market Funds	$449,655	—	—	449,655
Total	$449,655	—	$10,893,090	$11,342,745

[1]	In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

A reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to members’ capital. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total
Assets:
Opening Balance, as of April 1, 2013	$2,117,105	$2,862,877	$15,844,146	$6,042,066	$26,866,194
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	(2,117,105)	—	(10,173,264)	(1,072,805)	(13,363,174)
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	393,694	241,154	233,415	868,263
Net change in unrealized appreciation/depreciation[2]	—	(135,340)	365,547	372,553	602,760
Purchases	—	—	—	650,000	650,000
Sales	—	(1,907,450)	(1,360,925)	(1,462,578)	(4,730,953)
Closing Balance, as of December 31, 2013	$—	$1,213,781	$4,916,658	$4,762,651	$10,893,090

[1]	Transfers out of Level 3 were due to the expiration of lock up periods during the period ended December 31, 2013.

[2]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2013 was $602,760.

2	BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC	DECEMBER 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Alternatives Allocation Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Alternatives Allocation Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Alternatives Allocation Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Date: February 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Alternatives Allocation Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Date: February 24, 2014